Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property Plant And Equipment
	Depreciable
	lives-new		Original Cost		Net Carrying Value(b)
December 31 (Dollars in millions)	(in years)		2014	2013	2014	2013

Land and improvements, buildings, structures and related equipment	1-35	(a)	$2,036	$2,242	$811	$840
Equipment leased to others
Aircraft(c)	20		49,280	50,337	32,795	34,938
Vehicles	1-20		14,251	14,656	8,144	8,312
Railroad rolling stock	4-50		4,379	4,636	2,998	3,129
Construction and manufacturing	1-20		3,411	2,916	2,321	1,955
All other	6-25		3,678	3,518	2,360	2,248
Total			$77,035	$78,305	$49,429	$51,422

(a) Depreciable lives exclude land.

(b) Included $1,845 million and $1,325 million of original cost of assets leased to GE with accumulated amortization of $560 million and $332 million at December 31, 2014 and 2013, respectively.

(c) GECAS recognized impairment losses of $445 million and $732 million in 2014 and 2013, respectively. These losses are recorded in the caption “Depreciation and amortization” in the Statement of Earnings to reflect adjustments to fair value based on an evaluation of average current market values (obtained from third parties) of similar type and age aircraft, which are adjusted for the attributes of the specific aircraft under lease.

Noncancellable Future Rentals Due From Customers For Equipment On Operating Leases [Table Text Block]
(In millions)

Due in
2015	$6,979
2016	5,689
2017	4,599
2018	3,576
2019	2,798
2020 and later	7,596
Total	$31,237